Other operating income expenses - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other operating expenses [Line items]
Other income/(expense)	€ 544,000	€ 283,000	€ 265,000
Other operating income expense
Disclosure of other operating expenses [Line items]
Other income/(expense)	544,000	283,000	265,000
Capitalization of R&D incentive	€ 1,005,000	123,000	€ 615,000
Capitalized expenses deducted in relation to this R&D Incentive		€ 123,000